Label		Element	Value
MFS® New Discovery Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	MFS® New Discovery Value Fund Summary of Key Information
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 7 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Real Estate Investment Trust Risk: The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2015, was 3.45%. During the period(s) shown in the bar chart, the highest quarterly return was 14.86% (for the calendar quarter ended March 31, 2012) and the lowest quarterly return was (6.85)% (for the calendar quarter ended September 30, 2014).

Year to Date Return, Label		rr_YearToDateReturnLabel	The total return for the three-month period
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.45%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	14.86%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(6.85%)
Performance Table Heading		rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2014)
MFS® New Discovery Value Fund | Russell 2000 Value Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Russell 2000 Value Index
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.22%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.29%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011
MFS® New Discovery Value Fund | A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.58%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.39%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 708
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,028
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,369
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,330
Annual Return 2012		rr_AnnualReturn2012	20.15%
Annual Return 2013		rr_AnnualReturn2013	39.30%
Annual Return 2014		rr_AnnualReturn2014	2.91%
Label		rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(3.01%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.00%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011
MFS® New Discovery Value Fund | A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.71%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	10.03%
MFS® New Discovery Value Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(0.82%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	8.87%
MFS® New Discovery Value Fund | B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.33%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 617
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,009
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,428
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,464
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,228
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,464
Label		rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(1.71%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	12.39%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011
MFS® New Discovery Value Fund | C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.33%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 317
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,228
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,651
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,228
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,651
Label		rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.16%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.00%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011
MFS® New Discovery Value Fund | I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.33%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	711
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,585
Label		rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.22%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	14.15%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011
MFS® New Discovery Value Fund | R1
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.33%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 217
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,228
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,651
Label		rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.00%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011
MFS® New Discovery Value Fund | R2
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.83%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 167
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	973
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,132
Label		rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.63%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.57%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011
MFS® New Discovery Value Fund | R3
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.58%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	842
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,862
Label		rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.88%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.86%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011
MFS® New Discovery Value Fund | R4
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.33%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	711
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,585
Label		rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.19%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	14.15%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011
MFS® New Discovery Value Fund | R5
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.23%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	663
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,477
Label		rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.31%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	14.19%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 26, 2011

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ''Total Annual Fund Operating Expenses" do not exceed 1.39% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 2.14% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.14% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 1.64% of the fund's average daily net assets annually for Class R2 shares, and 1.10% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least June 30, 2016.